Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Issued capital [member] Series 3 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2020			$ 152,612		$ 15,690	$ 145	$ 73,194	$ 0
Statement Line Items [Line Items]
Issued during the year			75,101
Cancelled during the year			(39)		(15,690)
Fair value of stock-based compensation						0
Adjustment for cancelled common shares							39
Transfer of transaction costs on redemption of Series 3, preferred shares (note 12)							(1,123)
Net income	$ 22,380						22,380
Dividends paid on common and preferred shares							(3,846)
Other comprehensive income (loss)								(4)
Balance at Oct. 31, 2021	332,106	$ 241,321	227,674	$ 13,647	0	145	90,644	(4)
Statement Line Items [Line Items]
Issued during the year			0
Cancelled during the year	(1,900)		(1,692)		0
Fair value of stock-based compensation						1,467
Adjustment for cancelled common shares							(238)
Transfer of transaction costs on redemption of Series 3, preferred shares (note 12)							0
Net income	22,658						22,658
Dividends paid on common and preferred shares							(3,729)
Other comprehensive income (loss)								103
Balance at Oct. 31, 2022	$ 350,675	$ 239,629	$ 225,982	$ 13,647	$ 0	$ 1,612	$ 109,335	$ 99